Net Loss per Share - Schedule of earning per shares basic and diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (1,305,418)	$ (192,267)	¥ (398,570)
Net (income)/loss attributable to noncontrolling interests	383	56	(935)
Accretions of convertible redeemable preferred shares to redemption value | ¥			(32,209)
Net loss attributable to ordinary shareholders of the Company	¥ (1,305,035)	$ (192,211)	¥ (431,714)
Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	112,517,299	112,517,299	92,000,000
Weighted average number of ordinary shares/ADSs outstanding, diluted	112,517,299	112,517,299	92,000,000
Net loss per share/ADS, basic | (per share)	¥ (11.60)	$ (1.71)	¥ (4.69)
Net loss per share/ADS, diluted | (per share)	¥ (11.60)	$ (1.71)	¥ (4.69)